Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxation
Share-based payments	£ (4)	£ (1)	£ (3)
Defined benefit plans	0	(143)	0
Fair value movements on cash flow hedges	0	0	0
Fair value movements on equity investments	4	(6)	12
Current taxation	0	(150)	9
Deferred taxation
Share-based payments	0	(6)	11
Defined benefit plans	122	184	(211)
Fair value movements on cash flow hedges	(1)	(1)	(9)
Fair value movements on equity investments	(21)	(8)	(68)
Deferred taxation	100	169	(277)
Total charge/(credit) to equity and statement of comprehensive income	£ 100	£ 19	£ (268)